Note 23 - Income Taxes - Effective Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective income / (loss) tax at French statutory tax rate	€ (614)	€ (6)	€ 98
Income of foreign subsidiaries taxed at different tax rates	(51)	(124)	64
Effect of net operating loss carry-forwards and valuation allowances	189	(210)	(1,530)
Non-taxable debt fair value variation		235	1,026
Permanent differences	(251)	(392)	178
Effect of cancellation of intra-group positions	(54)	35	144
French business tax included in income tax (CVAE)	(159)	(161)	(161)
Other	263	265	(207)
Effective income (loss) tax	€ (679)	€ (358)	€ (388)